Other assets (Details) - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current
Prepayments		₩ 3,375,986	₩ 3,078
Prepaid expenses	[1]	2,468,559	661,554
Subtotal		5,844,545	664,632
Non-Current
Prepayments	[2]	3,107,254
Non-current prepaid expenses	[1]	1,286,228	1,907,965
Subtotal		4,393,482	1,907,965
Total		₩ 10,238,027	₩ 2,572,597

[1]	On July 2023, the Company granted a retention bonus to 7 employees, as a compensation for being employed for the next 5 years. Non-current prepaid expenses are expensed in a straight-line basis, during the employment period defined in the contract. As of December 31, 2025, total prepaid expense of Korean Won 620,000 thousand and total non-current prepaid expense of Korean Won 930,000 thousand related to retention bonus are classified as prepaid expense, respectively.
[2]	The Company recognized an impairment loss amounting to Korean Won 1,145,306 thousand in 2025.